February 6, 2017
VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Transparent Value Trust (File Nos. 333-159992 and 811-22309) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 34 to the Registrant’s registration statement on Form N-1A. This filing is being made for the purpose of reflecting template disclosure in an appendix to the Prospectus (and certain other related disclosure) regarding possible variations to sales load waivers and discounts that would apply to investors that purchase certain classes of shares through certain intermediaries
We believe that Post-Effective Amendment No. 34 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of Post-Effective Amendment No. 34 limited to the disclosure relating to the template disclosure in an appendix to the Prospectus (and certain other related disclosure) regarding possible variations to sales load waivers and discounts that would apply to investors that purchase certain classes of shares through certain intermediaries. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

Consistent with IM Guidance Update 2016-06, the Registrant states the following:

•
The disclosure set forth in this filing - other than as it relates to the template disclosure in an appendix to the Prospectus (and certain other related disclosure) regarding possible variations to sales load waivers and discounts - has been reviewed by the Staff in connection with the Registrant’s filing pursuant to Rule 485(a) under the 1933 Act on November 29, 2016;

•
The material changes in this filing are limited to the template disclosure in an appendix to the Prospectus (and certain other related disclosure) regarding possible variations to sales load waivers and discounts; and

•	The Registrant believes that no area of the filing warrants particular attention.

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s registration statement on or before April 10, 2017 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file any appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Corey Rose at 202.261.3314 or Robert Rhatigan at 202.261.3329 at Dechert LLP.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC